PROPERTY AND EQUIPMENT - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation on property plant and equipment	$ 545	$ 481